Note 5 - Investment in Real Estate - Real Estate and Accumulated Depreciation (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Banking and Thrift [Abstract]
Cost of real estate properties	$ 12,014,567	$ 9,220,379
Accumulated depreciation	327,728	223,450
Balance at the end of the period	$ 11,686,839	$ 8,996,929